20. Impairment (Details Narrative) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jul. 31, 2019	Mar. 31, 2019
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets			$ 27	$ 13,371	$ 20
Cash flow projections covering period				Cash flow projections were based on financial budgets/forecasts approved by management in the first quarter of 2020, and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 7.3% p.a. at March 31, 2020 (6.7% p.a. at December 31, 2019).
Post-tax discount rate	6.00%	7.30%		6.00%		6.70%
Investment								$ 208
Investment equity method carrying value	$ 3,471		$ 2	$ 3,471	2	$ 5,499
Joint venture price projections				59
Petrobras distribuidora [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Post-tax discount rate							6.60%
Parque das baleias complex [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				109
Other assets [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				161
Shale plant [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets		$ 43
Post-tax discount rate		6.20%
Drillship NS-30 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets					174
Cash generating unit one [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets		$ 11,798
Cash generating unit two [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets		$ 1,356
Cash generating unit [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				(11,798)
Ubarana [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				433
Namorado [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				233
Cherne [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				115
Malhado [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				104
Congro [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				94
Viola [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				58
Tucano sul [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets				$ 2	$ 519
Description of cash projections				The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the CAPM models, when applicable.